Employee benefits - Defined benefit obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 89,097
Current service cost	13,734	$ 13,053
Interest cost	2,998	51
Past service cost	(288)	0
Defined benefit liability (asset), ending balance	143,085	89,097
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(46,647)
Defined benefit liability (asset), ending balance	(593)	(46,647)
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	77,477
Defined benefit liability (asset), ending balance	78,612	77,477
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	31,897
Defined benefit liability (asset), ending balance	36,877	31,897
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	26,370
Defined benefit liability (asset), ending balance	28,189	26,370
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	749,943	1,160,956
Current service cost	13,733	13,053
Interest cost	37,552	21,354
Past service cost	(288)
Business acquisitions		10,192
Actuarial losses (gains) due to change in financial assumptions	(60,689)	(342,078)
Actuarial losses (gains) due to change in demographic assumptions	(11,987)	8,283
Actuarial (gains) losses due to experience	33,381	23,089
Plan participant contributions	246	266
Benefits paid from the plan	(31,115)	(31,708)
Benefits paid directly by employer	(6,304)	(5,032)
Foreign currency translation adjustment	50,182	(96,438)
Other		(11,994)
Defined benefit liability (asset), ending balance	774,654	749,943
Present value of defined benefit obligation | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	96,306
Defined benefit liability (asset), ending balance	96,744	96,306
Present value of defined benefit obligation | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	653,637
Defined benefit liability (asset), ending balance	677,910	653,637
Present value of defined benefit obligation | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	525,262	881,008
Current service cost	997	1,114
Interest cost	27,445	16,877
Past service cost	0
Business acquisitions		0
Actuarial losses (gains) due to change in financial assumptions	(54,598)	(285,653)
Actuarial losses (gains) due to change in demographic assumptions	(12,077)	7,882
Actuarial (gains) losses due to experience	33,349	4,081
Plan participant contributions	76	80
Benefits paid from the plan	(26,527)	(24,018)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	41,706	(76,109)
Other		0
Defined benefit liability (asset), ending balance	535,633	525,262
Present value of defined benefit obligation | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	525,262
Defined benefit liability (asset), ending balance	535,633	525,262
Present value of defined benefit obligation | France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	77,477	77,006
Current service cost	6,106	5,673
Interest cost	3,093	740
Past service cost	(288)
Business acquisitions		10,192
Actuarial losses (gains) due to change in financial assumptions	(4,575)	(20,586)
Actuarial losses (gains) due to change in demographic assumptions	88	921
Actuarial (gains) losses due to experience	(6,035)	12,112
Plan participant contributions	0	0
Benefits paid from the plan	0	(622)
Benefits paid directly by employer	(2,565)	(1,318)
Foreign currency translation adjustment	5,311	(6,641)
Other		0
Defined benefit liability (asset), ending balance	78,612	77,477
Present value of defined benefit obligation | France | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	77,477
Defined benefit liability (asset), ending balance	78,612	77,477
Present value of defined benefit obligation | France | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	61,420	94,381
Current service cost	379	531
Interest cost	2,600	768
Past service cost	0
Business acquisitions		0
Actuarial losses (gains) due to change in financial assumptions	65	(25,735)
Actuarial losses (gains) due to change in demographic assumptions	0	0
Actuarial (gains) losses due to experience	2,571	2,214
Plan participant contributions	0	0
Benefits paid from the plan	(229)	(647)
Benefits paid directly by employer	(2,992)	(2,848)
Foreign currency translation adjustment	3,892	(7,244)
Other		0
Defined benefit liability (asset), ending balance	67,706	61,420
Present value of defined benefit obligation | Germany | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | Germany | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	61,420
Defined benefit liability (asset), ending balance	67,706	61,420
Present value of defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	85,784	108,561
Current service cost	6,251	5,735
Interest cost	4,414	2,969
Past service cost	0
Business acquisitions		0
Actuarial losses (gains) due to change in financial assumptions	(1,581)	(10,104)
Actuarial losses (gains) due to change in demographic assumptions	2	(520)
Actuarial (gains) losses due to experience	3,496	4,682
Plan participant contributions	170	186
Benefits paid from the plan	(4,359)	(6,421)
Benefits paid directly by employer	(747)	(866)
Foreign currency translation adjustment	(727)	(6,444)
Other		(11,994)
Defined benefit liability (asset), ending balance	92,703	85,784
Present value of defined benefit obligation | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	18,829
Defined benefit liability (asset), ending balance	18,132	18,829
Present value of defined benefit obligation | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	66,955
Defined benefit liability (asset), ending balance	$ 74,571	$ 66,955